Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks		$ 160,672	$ 158,914	$ 158,231
Loans and advances to banks		16,500	18,448	15,444
Receivables from securities financing transactions		83,494	82,384	74,210
Cash collateral receivables on derivative instruments		29,785	35,046	32,737
Loans and advances to customers		390,126	376,798	379,528
Other financial assets measured at amortized cost		27,143	26,770	27,194
Total financial assets measured at amortized cost		707,720	698,361	687,345
Financial assets at fair value held for trading		122,482	120,576	125,397
of which: assets pledged as collateral that may be sold or repledged by counterparties		44,333	48,385	47,098
Derivative financial instruments	[1],[2],[3],[4]	121,622	148,282	159,617
Brokerage receivables		23,010	24,201	24,659
Financial assets at fair value not held for trading		65,393	69,187	80,364
Total financial assets measured at fair value through profit or loss		332,507	362,246	390,037
Financial assets measured at fair value through other comprehensive income		7,775	8,100	8,258
Investments in associates		1,198	1,542	1,557
Property, equipment and software		12,895	12,716	13,109
Goodwill and intangible assets		6,452	6,427	6,480
Deferred tax assets		8,988	9,195	9,212
Other non-financial assets		8,982	9,125	9,768
Total assets		1,086,519	1,107,712	1,125,765
Liabilities
Amounts due to banks		14,615	12,564	11,050
Payables from securities financing transactions		5,972	6,651	6,321
Cash collateral payables on derivative instruments		32,193	36,571	37,312
Customer deposits		513,290	505,448	524,605
Debt issued measured at amortized cost	[5]	139,911	144,682	139,232
Other financial liabilities measured at amortized cost		10,189	9,257	9,729
Total financial liabilities measured at amortized cost		716,169	715,174	728,250
Financial liabilities at fair value held for trading		33,348	37,062	33,595
Derivative financial instruments	[2]	121,686	146,036	161,102
Brokerage payables designated at fair value		39,129	45,600	38,742
Debt issued designated at fair value		75,065	66,535	61,243
Other financial liabilities designated at fair value		30,642	28,855	30,387
Total financial liabilities measured at fair value through profit or loss		299,869	324,088	325,069
Provisions		2,855	2,726	2,828
Other non-financial liabilities		8,576	7,391	9,854
Total liabilities		1,027,469	1,049,379	1,066,000
Equity
Share capital		322	338	338
Share premium		15,531	16,217	16,753
Treasury shares		3,322	4,623	4,068
Retained earnings		40,143	40,482	38,776
Other comprehensive income recognized directly in equity, net of tax		6,091	5,612	7,647
Equity attributable to shareholders		58,765	58,026	59,445
Equity attributable to non-controlling interests		284	307	319
Total equity		59,050	58,333	59,765
Total liabilities and equity		$ 1,086,519	$ 1,107,712	$ 1,125,765

[1]	Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously
[2]	Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
[3]	In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis. Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed, as they have a significantly different risk profile
[4]	Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.